Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
On March 31, 2026, Samsung Biologics completed the acquisition of GSK’s Rockville, Maryland manufacturing facility. Approximately 500 employees were terminated by GSK on March 30, 2026 and retained by Samsung Biologics effective March 31, 2026.
Subsequent events were evaluated through June 10, 2026, the date the financial statements were issued.